Financial assets measured at amortized cost from virtual bank (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Financial assets measured at amortized cost from virtual bank
Loans and advances to customers	¥ 3,142	¥ 44
Less: expected credit loss provision	(61)
Financial assets measured at amortized cost, Gross	¥ 3,081	¥ 44